Cover	Jun. 27, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-33135
Entity Registrant Name	Regional Health Properties, Inc.
Entity Central Index Key	0001004724
Entity Tax Identification Number	81-5166048
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	454 Satellite Boulevard
Entity Address, Address Line Two	N
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Suwanee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30024
City Area Code	(678)
Local Phone Number	869-5116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable.
Common Stock, no par value
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	RHE
Security Exchange Name	NYSEAMER
10.875% Series A Cumulative Redeemable Preferred Stock, no par value
Title of 12(b) Security	10.875% Series A Cumulative Redeemable Preferred Stock, no par value
Trading Symbol	RHE-PA
Security Exchange Name	NYSEAMER